INVENTORIES (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Raw materials	$ 1,570,254	$ 4,884,583	$ 2,704,906
Raw materials in transit	1,494,706	4,380,618	3,411,070
Work-in-progress	466,175	1,493,258	1,012,901
Finished goods	1,881,204	8,393,150	9,381,825
Total inventory	$ 5,412,339	$ 19,151,609	$ 16,510,702